SHARE-BASED PAYMENT (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2018 Share
Disclosure of classes of share capital [line items]
Description of reverse share split ratio	10:1
2009
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	16 equal quarterly tranches
2010
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
2011
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	300,000
Description of vesting term of options granted for share based payment arrangement	16 equal quarterly tranches
2013
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	16 equal quarterly tranches
2014
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	40,000
Description of vesting term of options granted for share based payment arrangement	16 equal quarterly tranches
2015
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	60,000
Description of vesting term of options granted for share based payment arrangement	16 equal quarterly tranches
2016
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	5,627,816
2017
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	2,652,949
Description of vesting term of options granted for share based payment arrangement	four equal annual tranches
2017 One
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%
2017 Two
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%
2017 Three
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%
2017 Four
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	eight equal quarterly tranches
2018
Disclosure of classes of share capital [line items]
Number of options granted to related parties and/or key managerial personnel	1,249,556
Description of vesting term of options granted for share based payment arrangement	four equal annual tranches
2018 One
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%
2018 Two
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%
2018 Three
Disclosure of classes of share capital [line items]
Description of vesting term of options granted for share based payment arrangement	12 equal quarterly tranches
Vesting percentage of options after one year	25.00%